Audit and Other Services - Summary of Audit and Other Services (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of audit fees and non audit fees [Line Items]
Audit-related assurance services	£ 0.8	£ 0.8	£ 0.7
Prior year audit services
Disclosure of audit fees and non audit fees [Line Items]
Auditors fee	0.8	0.1
Audit-related assurance services	£ 0.0	£ 0.1